Xtrackers FTSE Developed ex US Multifactor ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	109 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Developed ex US Comprehensive Factor Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.69%	3.86%	5.48%
FTSE Developed ex US Net Tax (US RIC) Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.51%	5.03%	6.05%
Xtrackers FTSE Developed ex US Multifactor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.62%	2.41%	4.00%
Xtrackers FTSE Developed ex US Multifactor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.93%	2.45%	3.72%
Xtrackers FTSE Developed ex US Multifactor ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.22%	3.48%	4.99%
Performance Inception Date	Nov. 24, 2015